Note 10 - Asset Retirement Obligations (Tables)	12 Months Ended
Mar. 31, 2015
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Asset Retirement Obligations [Table Text Block]
	Thousands of Yen
	2014	2015

Balance at beginning of the year	¥334,585	¥513,440

Liabilities incurred	122,157	287,036
Liabilities settled	-	(243,109)
Accretion expense	8,041	11,502
Revision in estimated cash flows related to head office relocation	48,657	-

Balance at end of the year	¥513,440	¥568,869